Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
Note 6: Income taxes
Income (loss) before income tax consisted of the following (in thousands):

	Year ended December 31,
	2021	2020	2019
US	$97,918	$89,416	$62,706
Korea	2,696	(14,199)	(12,839)

Total Income before income taxes	$100,614	$75,217	$49,867

The following table presents the detail of income tax expense for the periods presented (in thousands):

	Year ended December 31,
	2021	2020	2019
Current:
US	$14,481	$15,244	$8,469
Korea	2,049	1,928	2,367

Total Current Taxes:	$16,530	$17,172	$10,836

Deferred:
US	$8,154	$5,105	$5,278
Korea	(2,178)	(683)	(2,572)

Total Deferred Taxes	$5,976	$4,422	$2,706

Total Income Tax Expense	$22,506	$21,594	$13,542

The following table presents a reconciliation of the statutory rate and our effective tax rate for the periods presented:

	Years Ended December 31,
	2021		2020		2019
Statutory Tax Rate	20.0%		20.0%		20.0%
Foreign Jurisdiction Rate Differential	3.5%		3.8%		3.4%
Non-deductible interest	0.0%		1.5%		0.0%
Withholding Taxes	2.0%		2.3%		4.6%
Tax Credits	(4.2	) %	(3.5	) %	(7.3	) %
Valuation Allowance	1.6%		5.0%		7.6%
Other	(0.6	) %	(0.5	) %	(1.1	) %

Total Tax Rate	22.3%		28.6%		27.2%

	Year ended December 31,
	2021	2020
Deferred Income Tax Assets:
Net Operating Loss Carryforward	$8,333	$8,206
Tax Credit Carryforward	12,615	9,529
Accruals and Reserves	1,584	1,762
Intangibles	15,643	14,158
Lease Liability	1,860	2,565

Deferred Tax Assets	$40,035	$36,220
Less: Valuation Allowance	(18,112)	(17,936)

Net Deferred Tax Assets	21,923	18,284

Deferred Tax Liabilities
Goodwill	$(45,074)	$(35,096)
Accrued Interest	—	—
Right -of-use-assets	(2,162)	(2,424)
Other	(379)	(359)

Deferred Tax Liabilities	$(47,615)	$(37,879)

Net deferred Tax Liabilities	$(25,692)	$(19,595)

Realization of deferred tax assets is dependent upon the generation of future taxable income, if any, the timing, and amount of which are uncertain. We have provided a valuation allowance against certain deferred tax assets of Korea as of December 31, 2021 and 20
20
, because, based on the weight of available evidence, it is more likely than not (a likelihood of more than
 50%)
that these deferred tax assets will not be realized. As of December 31, 2021, we determined tax attributes expected to be realized prior to their expiration and recognized a deferred tax asset of $2.6 million
.
As of December 31, 2021 and 2020, we have Korean tax loss carryforwards of approximately $39.2 million and
$34.4
million, respectively, which are available to reduce future taxable income. These losses begin to expire in
2026.
Additionally, we have Korean tax credit carryforwards of
$13.1
million

and
$8.8
million as of December 31, 2021 and 20
20
, respectively, which are available to reduce future foreign tax liabilities. The foreign tax credit carryforwards begin to expire in
2022.
We have not recorded a liability for income taxes or withholding taxes on undistributed earnings of subsidiaries as of December 31, 2021 as we intend to reinvest such earnings outside of Korea for the foreseeable future. Given the Company’s current and anticipated losses in Korea, the method of realizing the cumulative temporary differences related to foreign earnings is difficult to estimate. Therefore, the Company concluded it is not practical to estimate the related deferred tax liability.
We are currently not under audit in any tax jurisdiction. We do not have any uncertain tax positions and have not established reserves for tax positions based on estimates of whether, and the extent to which, additional taxes will be due.